Offsetting financial assets (Detail) - USD ($) $ in Billions	Dec. 31, 2022	Dec. 31, 2021
Netting recognized on the balance sheet
Gross assets before netting	$ 327.2	$ 306.2
Netting with gross liabilities	(90.4)	(105.0)
Net assets recognized on the balance sheet	236.8	201.2
Netting potential not recognized on the balance sheet
Financial liabilities	(136.3)	(108.1)
Collateral received	(84.1)	(77.2)
Assets after consideration of netting potential	16.4	15.9
Assets not subject to netting arrangements
Assets recognized on the balance sheet	76.0	82.6
Total assets
Total assets, after consideration of further netting potential	92.3	98.5
Total assets recognized on the balance sheet	312.8	283.7
Receivables from securities financing transactions
Netting recognized on the balance sheet
Gross assets before netting	60.8	67.7
Netting with gross liabilities	(11.1)	(13.8)
Net assets recognized on the balance sheet	49.6	53.9
Netting potential not recognized on the balance sheet
Financial liabilities	(3.0)	(2.9)
Collateral received	(46.4)	(51.0)
Assets after consideration of netting potential	0.3	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	18.2	21.1
Total assets
Total assets, after consideration of further netting potential	18.5	21.1
Total assets recognized on the balance sheet	67.8	75.0
Derivatives [Member]
Netting recognized on the balance sheet
Gross assets before netting	147.4	116.0
Netting with gross liabilities	(2.5)	(3.6)
Net assets recognized on the balance sheet	144.9	112.4
Netting potential not recognized on the balance sheet
Financial liabilities	(110.9)	(88.9)
Collateral received	(28.5)	(18.5)
Assets after consideration of netting potential	5.5	5.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	5.2	5.7
Total assets
Total assets, after consideration of further netting potential	10.7	10.7
Total assets recognized on the balance sheet	150.1	118.1
Cash collateral receivables on derivative instruments
Netting recognized on the balance sheet
Gross assets before netting	33.5	29.4
Netting with gross liabilities	(0.0)	(0.0)
Net assets recognized on the balance sheet	33.5	29.4
Netting potential not recognized on the balance sheet
Financial liabilities	(20.9)	(15.2)
Collateral received	(1.9)	(3.3)
Assets after consideration of netting potential	10.6	11.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	1.5	1.1
Total assets
Total assets, after consideration of further netting potential	12.1	12.1
Total assets recognized on the balance sheet	35.0	30.5
Financial assets at fair value not held for trading
Netting recognized on the balance sheet
Gross assets before netting	85.6	93.1
Netting with gross liabilities	(76.8)	(87.6)
Net assets recognized on the balance sheet	8.7	5.5
Netting potential not recognized on the balance sheet
Financial liabilities	(1.5)	(1.1)
Collateral received	(7.3)	(4.4)
Assets after consideration of netting potential	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	51.0	54.6
Total assets
Total assets, after consideration of further netting potential	51.0	54.6
Total assets recognized on the balance sheet	59.8	60.1
of which: reverse repurchase agreements
Netting recognized on the balance sheet
Gross assets before netting	84.4	93.1
Netting with gross liabilities	(76.8)	(87.6)
Net assets recognized on the balance sheet	7.6	5.5
Netting potential not recognized on the balance sheet
Financial liabilities	(1.5)	(1.1)
Collateral received	(6.1)	(4.4)
Assets after consideration of netting potential	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	0.1	0.3
Total assets
Total assets, after consideration of further netting potential	0.1	0.3
Total assets recognized on the balance sheet	7.7	5.8
UBS AG
Netting recognized on the balance sheet
Gross assets before netting	327.2	306.2
Netting with gross liabilities	(90.4)	(105.0)
Net assets recognized on the balance sheet	236.8	201.2
Netting potential not recognized on the balance sheet
Financial liabilities	(136.3)	(108.1)
Collateral received	(84.1)	(77.2)
Assets after consideration of netting potential	16.4	15.9
Assets not subject to netting arrangements
Assets recognized on the balance sheet	75.6	82.1
Total assets
Total assets, after consideration of further netting potential	92.0	98.1
Total assets recognized on the balance sheet	312.4	283.3
UBS AG | Receivables from securities financing transactions
Netting recognized on the balance sheet
Gross assets before netting	60.8	67.7
Netting with gross liabilities	(11.1)	(13.8)
Net assets recognized on the balance sheet	49.6	53.9
Netting potential not recognized on the balance sheet
Financial liabilities	(3.0)	(2.9)
Collateral received	(46.4)	(51.0)
Assets after consideration of netting potential	0.3	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	18.2	21.1
Total assets
Total assets, after consideration of further netting potential	18.5	21.1
Total assets recognized on the balance sheet	67.8	75.0
UBS AG | Derivatives [Member]
Netting recognized on the balance sheet
Gross assets before netting	147.4	116.0
Netting with gross liabilities	(2.5)	(3.6)
Net assets recognized on the balance sheet	144.9	112.4
Netting potential not recognized on the balance sheet
Financial liabilities	(110.9)	(88.9)
Collateral received	(28.5)	(18.5)
Assets after consideration of netting potential	5.5	5.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	5.2	5.8
Total assets
Total assets, after consideration of further netting potential	10.7	10.7
Total assets recognized on the balance sheet	150.1	118.1
UBS AG | Cash collateral receivables on derivative instruments
Netting recognized on the balance sheet
Gross assets before netting	33.5	29.4
Netting with gross liabilities	(0.0)	(0.0)
Net assets recognized on the balance sheet	33.5	29.4
Netting potential not recognized on the balance sheet
Financial liabilities	(20.9)	(15.2)
Collateral received	(1.9)	(3.3)
Assets after consideration of netting potential	10.6	11.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	1.5	1.1
Total assets
Total assets, after consideration of further netting potential	12.1	12.1
Total assets recognized on the balance sheet	35.0	30.5
UBS AG | Financial assets at fair value not held for trading
Netting recognized on the balance sheet
Gross assets before netting	85.6	93.1
Netting with gross liabilities	(76.8)	(87.6)
Net assets recognized on the balance sheet	8.7	5.5
Netting potential not recognized on the balance sheet
Financial liabilities	(1.5)	(1.1)
Collateral received	(7.3)	(4.4)
Assets after consideration of netting potential	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	50.7	54.1
Total assets
Total assets, after consideration of further netting potential	50.7	54.1
Total assets recognized on the balance sheet	59.4	59.6
UBS AG | of which: reverse repurchase agreements
Netting recognized on the balance sheet
Gross assets before netting	84.4	93.1
Netting with gross liabilities	(76.8)	(87.6)
Net assets recognized on the balance sheet	7.6	5.5
Netting potential not recognized on the balance sheet
Financial liabilities	(1.5)	(1.1)
Collateral received	(6.1)	(4.4)
Assets after consideration of netting potential	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	0.1	0.3
Total assets
Total assets, after consideration of further netting potential	0.1	0.3
Total assets recognized on the balance sheet	$ 7.7	$ 5.8